Profit Sharing, Retirement Savings Plans and Defined Benefit Pension Plans (Tables)	12 Months Ended
Dec. 31, 2013
U.S. Pension Plans [Member]
Schedule of Components of Net Periodic Benefit Cost

The following table shows the components of our net periodic benefit cost for the three years ended December 31, for our pension plans charged to operations:

	2013	2012	2011
Net periodic benefit cost:
U.S. and non-U.S. net periodic benefit cost included in cost of sales	$5.8	$5.7	$5.5
U.S. and non-U.S. net periodic benefit cost included in selling, general and administrative expenses	11.1	11.3	10.4

Net periodic benefit cost	$16.9	$17.0	$15.9

Funded Status for Pension Plans

The measurement date for the defined benefit pension plans presented below is December 31 of each period.

	2013	2012
Change in benefit obligation:
Projected benefit obligation at beginning of period	$210.1	$212.1
Service cost	1.3	1.2
Interest cost	7.9	9.3
Actuarial loss (gain)	(11.3)	6.4
Benefits paid	(8.7)	(8.2)
Settlement/curtailment	(7.1)	(10.7)

Projected benefit obligation at end of period	$192.2	$210.1

Change in plan assets:
Fair value of plan assets at beginning of period	177.6	171.2
Actual gain on plan assets	14.7	22.0
Employer contributions	0.2	3.3
Benefits paid	(8.7)	(8.2)
Settlement/curtailment	(7.1)	(10.7)
Other	0.7	—

Fair value of plan assets at end of period	177.4	177.6

Underfunded status at end of year	$(14.8)	$(32.5)

Components of Net Periodic Benefit Cost

The following table shows the components of our net periodic benefit cost for the three years ended December 31, for our U.S. pension plans charged to operations:

	2013	2012	2011
Components of net periodic benefit cost:
Service cost	$1.3	$1.2	$1.1
Interest cost	7.9	9.3	4.8
Expected return on plan assets	(11.1)	(11.2)	(5.1)
Amortization of net prior service cost	0.2	0.2	0.2
Amortization of net actuarial loss	2.2	1.8	1.3

Net periodic benefit cost	$0.5	$1.3	$2.3

Amounts in Accumulated Other Comprehensive Loss, Not Yet Recognized

The amounts in accumulated other comprehensive loss that have not yet been recognized as components of net periodic benefit cost at December 31, 2013 are:

Unrecognized prior service costs	$0.6
Unrecognized net actuarial loss	195.2

Total	$195.8

Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income

Changes in plan assets and benefit obligations recognized in other comprehensive income in 2013 were as follows:

Current year actuarial loss (gain)	$(14.1)
Amortization of actuarial loss	(2.2)
Amortization of prior service cost	(0.2)

Total recognized in other comprehensive income	$(16.5)

Amounts in Accumulated Other Comprehensive Loss Expected to be Recognized in Next Fiscal Year

The amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during 2014 are as follows:

2014
Unrecognized prior service costs	$0.1
Unrecognized net actuarial loss	0.9

Total	$1.0

Information for Plans with Accumulated Benefit Obligations in Excess of Plan Assets	Information for plans with accumulated benefit obligations in excess of plan assets as of December 31, 2013 is as follows:

Accumulated benefit obligation	$189.2
Fair value of plan assets	177.4

Weighted Average Assumptions Used to Determine Benefit Obligations	Weighted average assumptions used to determine benefit obligations at December 31, 2013 and 2012 were as follows:

	2013	2012
Discount rate	4.6%	3.8%
Rate of compensation increase	3.0	3.5

Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost

Weighted average assumptions used to determine net periodic benefit cost for the three years ended December 31, were as follows:

	2013	2012	2011
Discount rate	3.8%	4.6%	4.9%
Expected long-term rate of return	6.5	6.7	6.7
Rate of compensation increase	3.5	3.5	3.5

Estimated Future Benefit Payments

We expect the following estimated future benefit payments, which reflect expected future service as appropriate, to be paid in the years indicated below:

Year	Amount
2014	$13.9
2015	10.8
2016	12.3
2017	12.6
2018	12.5
Thereafter	62.8

Total	$124.9

Fair Values of Pension Plan Assets, by Asset Category and Level of Fair Values

The fair values of our U.S. pension plan assets, by asset category and by the level of fair values at December 31, 2013, are as follows:

	2013				2012
Asset Category	Total Fair Value	Level 1	Level 2	Level 3	Total Fair Value	Level 1	Level 2	Level 3
Cash and cash equivalents(1)	$2.3	$—	$2.3	$—	$2.7	$—	$2.7	$—
Fixed income funds(2)	91.7	—	91.7	—	96.2	—	96.2	—
Equity funds(3)	77.2	—	77.2	—	72.2	—	72.2	—
Other(4)	6.2	—	6.1	0.1	6.5	—	0.2	6.3

Total	$177.4	$—	$177.3	$0.1	$177.6	$—	$171.3	$6.3

(1)	Short-term investment fund that invests in a collective trust that holds short-term highly liquid investments with principal preservation and daily liquidity as its primary objectives. Investments are primarily comprised of certificates of deposit, U.S. government treasuries, commercial paper, and time deposits.
(2)	A diversified portfolio of publicly traded government and corporate bonds. There are no restrictions on these investments and they are valued at the net asset value of the shares held at year end, which are supported by the value of the underlying securities and by the unit prices of actual purchase and sale transactions occurring as of or close to the financial statement date.
(3)	A diversified portfolio of publicly traded domestic and international common stock. There are no restrictions on these investments, and they are valued at the net asset value of the shares held at year end, which are supported by the values of the underlying securities and by the unit prices of actual purchase and sale transactions occurring as of or close to the financial statement date.
(4)	More than 90% is invested in real estate funds with less than $0.5 million invested in alternative investments such as private equity funds, hedge funds and commodities.

Reconciliation of Plan Asset Measured Using Level 3 Inputs

The following table shows the activity of our plan assets, which are measured at fair value using Level 3 inputs:

Balance at December 31, 2012	$6.3
Gains on assets sold during year	0.8
(Losses) on assets still held at end of year	(0.9)
Transfers in and/or out of Level 3	(6.1)

Balance at December 31, 2013	$0.1

Non-U.S. Pension Plans [Member]
Funded Status for Pension Plans

The measurement date for the defined benefit pension plans presented below is December 31 of each period:

	2013	2012
Change in benefit obligation:
Projected benefit obligation at beginning of period	$1,011.8	$833.1
Service cost	11.0	14.9
Interest cost	35.5	37.3
Actuarial loss	34.0	149.8
Settlement/curtailment	(5.6)	(6.8)
Benefits paid	(32.3)	(37.4)
Employee contributions	3.6	3.8
Other	0.4	(0.6)
Foreign exchange impact	12.0	17.7

Projected benefit obligation at end of period	$1,070.4	$1,011.8

Change in plan assets:
Fair value of plan assets at beginning of period	784.0	704.2
Actual gain on plan assets	56.3	66.1
Employer contributions	34.1	40.2
Employee contributions	3.6	3.8
Benefits paid	(32.3)	(37.4)
Settlement/curtailment	(5.5)	(6.5)
Other	(1.1)	(1.0)
Foreign exchange impact	6.7	14.6

Fair value of plan assets at end of period	845.8	784.0

Underfunded status at end of year	$(224.6)	$(227.8)

Components of Net Periodic Benefit Cost

The following table shows the components of our net periodic benefit cost for the three years ended December 31, for our non-U.S. pension plans charged to operations:

	2013	2012	2011
Components of net periodic benefit cost:
Service cost	$11.0	$14.9	$8.1
Interest cost	35.5	37.3	21.9
Expected return on plan assets	(38.1)	(41.6)	(20.8)
Amortization of net prior service cost	0.2	0.1	0.1
Amortization of net actuarial loss	7.8	5.0	4.2

Net periodic benefit cost	$16.4	$15.7	$13.5

Amounts in Accumulated Other Comprehensive Loss, Not Yet Recognized

The amounts in accumulated other comprehensive loss that have not yet been recognized as components of net periodic benefit cost at December 31, 2013, are:

Unrecognized prior service costs	$0.2
Unrecognized net actuarial loss	2.1

Total	$2.3

Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income

Changes in plan assets and benefit obligations recognized in other comprehensive income in 2013 were as follows:

Current year actuarial loss	$16.2
Amortization of actuarial gain	(7.9)
Amortization of prior service cost	(0.2)
Settlement/curtailment gain	(0.8)
Effects of changes in foreign currency exchange rates	3.9

Total recognized in other comprehensive income	$11.2

Amounts in Accumulated Other Comprehensive Loss Expected to be Recognized in Next Fiscal Year

The amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during 2014 are as follows:

Unrecognized net actuarial loss	$9.5

Total	$9.5

Information for Plans with Accumulated Benefit Obligations in Excess of Plan Assets	Information for plans with accumulated benefit obligations in excess of plan assets as of December 31, 2013 is as follows:

Accumulated benefit obligation	$829.3
Fair value of plan assets	617.5

Weighted Average Assumptions Used to Determine Benefit Obligations	Weighted average assumptions used to determine benefit obligations at December 31, 2013 and 2012 were as follows:

	2013	2012
Discount rate	3.8%	3.7%
Rate of compensation increase	2.9	2.8

Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost

Weighted average assumptions used to determine net periodic benefit cost for the three years ended December 31, were as follows:

	2013	2012	2011
Discount rate	3.7%	4.3%	4.6%
Expected long-term rate of return	5.0	5.9	5.8
Rate of compensation increase	2.8	2.8	2.9

Estimated Future Benefit Payments

We expect the following estimated future benefit payments, which reflect expected future service as appropriate, to be paid in the years indicated:

Year	Amount
2014	$40.2
2015	35.3
2016	36.9
2017	38.8
2018	40.4
Thereafter	216.8

Total	$408.4

Fair Values of Pension Plan Assets, by Asset Category and Level of Fair Values

The fair values of our non-U.S. pension plan assets, by asset category and by the level of fair values are as follows:

	2013				2012
Asset Category	Total Fair Value	Level 1	Level 2	Level 3	Total Fair Value	Level 1	Level 2	Level 3
Cash and cash equivalents(1)	$8.5	$6.7	$1.8	$—	$7.6	$5.8	$1.8	$—
Fixed income funds(2)	405.7	—	405.7	—	404.2	—	404.2	—
Equity funds(3)	341.0	—	341.0	—	290.0	—	290.0	—
Other(4)	90.6	—	3.2	87.4	82.2	—	20.4	61.8

Total	$845.8	$6.7	$751.7	$87.4	$784.0	$5.8	$716.4	$61.8

(1)	Short-term investment fund that invests in a collective trust that holds short-term highly liquid investments with principal preservation and daily liquidity as its primary objectives. Investments are primarily comprised of certificates of deposit, government securities, commercial paper, and time deposits.
(2)	Fixed income funds that invest in a diversified portfolio primarily consisting of publicly traded government bonds and corporate bonds. There are no restrictions on these investments, and they are valued at the net asset value of shares held at year end.
(3)	Equity funds that invest in a diversified portfolio of publicly traded domestic and international common stock, with an emphasis in European equities. There are no restrictions on these investments, and they are valued at the net asset value of shares held at year end.
(4)	The majority of these assets are invested in real estate funds and other alternative investments. Also includes guaranteed insurance contracts, which consists of company and employee contributions and accumulated interest income at guaranteed stated interest rates and provides for benefit payments and plan expenses.

Reconciliation of Plan Asset Measured Using Level 3 Inputs

The following table shows the activity of our plan assets, which are measured at fair value using Level 3 inputs.

Balance at December 31, 2012	$61.8
Gains on assets still held	1.0
Purchases, sales and settlements	12.1
Transfers in and/or out of Level 3	10.1
Foreign exchange impact	2.4

Balance at December 31, 2013	$87.4

Amounts Included in Consolidated Balance Sheets

Amounts included on the consolidated balance sheets consisted of:

	2013	2012
Other assets	$21.7	$33.4
Other current liabilities	(4.6)	(4.5)
Other liabilities	(241.7)	(256.7)

Net amount recognized	$(224.6)	$(227.8)

Other Postretirement Benefit Plans Legacy Diversey [Member]
Funded Status for Pension Plans

The status of these plans, including a reconciliation of benefit obligations, a reconciliation of plan assets and the funded status of the plans, follows:

	Year Ended December 31,
	2013	2012
Change in benefit obligations:
Benefit obligation at beginning of period	$79.9	$71.1
Service cost	0.9	1.0
Interest cost	3.0	3.3
Plan participants’ contributions	—	—
Actuarial loss (gain)	(6.0)	9.2
Benefits paid	(5.2)	(4.4)
Loss due to exchange rate movements	(0.1)	0.1
Plan amendments	0.6	(0.4)

Benefit obligation at end of period	$73.1	$79.9

Change in plan assets:
Fair value of plan assets at beginning of period	$—	$—
Employer contribution	5.2	4.4
Plan participants’ contribution	—	—
Benefits paid	(5.2)	(4.4)

Fair value of plan assets at end of period	$—	$—

Net amount recognized:

Underfunded status	$(73.1)	$(79.9)

Net amount recognized in consolidated balance sheets consists of:
Current liability	$(5.7)	$(5.2)
Noncurrent liability	(67.4)	(74.7)

Net amount recognized	$(73.1)	$(79.9)

Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss	$6.9	$13.2
Prior service credit	(12.1)	(13.4)

Total	$(5.2)	$(0.2)

Components of Net Periodic Benefit Cost

The components of net periodic benefit cost for the three years ended December 31 were as follows:

	2013	2012	2011
Components of net periodic benefit cost:
Service cost	$0.9	$1.0	$0.3
Interest cost	3.0	3.3	0.8
Amortization of net loss	0.4	—	—
Amortization of prior service credit	(0.7)	(0.9)	(0.1)

Net periodic benefit cost	$3.6	$3.4	$1.0

Estimated Future Benefit Payments

Expected post-retirement benefits (net of Medicare Part D subsidies) for each of the next five years and succeeding five years are as follows:

Year	Amount
2014	$5.9
2015	5.6
2016	5.4
2017	5.3
2018	5.4
Thereafter	26.5

Total	$54.1